united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22655

Northern Lights Fund Trust III
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Ste 450, Cincinatti, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	9/30/24

Item 1. Reports to Stockholders.

(a)

Persimmon Long/Short Fund

Class I (LSEIX)

Annual Shareholder Report - September 30, 2024

Fund Overview

This annual shareholder report contains important information about Persimmon Long/Short Fund for the period of October 1, 2023 to September 30, 2024. You can find additional information about the Fund at https://www.persimmonfunds.com/documents. You can also request this information by contacting us at 1-855-233-8300.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	1.92%

How did the Fund perform during the reporting period?

The prior year commenced with equity markets recovering from a correction that reached its trough in October. A pivotal catalyst for the subsequent market rally was the rapid advancement of artificial intelligence, particularly generative AI. This technological innovation ignited investor enthusiasm, propelling technology companies like Nvidia to significant growth and driving broader market gains.

Beyond the concentrated rally in AI-focused companies, a more optimistic economic outlook, characterized by moderating inflation and resilient consumer spending, further bolstered investor sentiment. Robust corporate earnings, consistently surpassing expectations, reinforced investor confidence in the overall economic health.

A prevailing sense of calm dominated the market throughout much of the year. The VIX index, often referred to as the "fear gauge," remained below 20, signaling low volatility expectations and investor anticipation of a stable market environment. This tranquility was briefly interrupted in August by a volatility spike triggered by systematic trading strategies, leading to a short-lived market selloff.

This backdrop of a strong uptrend and low volatility provided an optimal environment for the Fund's investment strategy. The Fund maintained a high level of market exposure, averaging 90% throughout the year, as the calm market conditions minimized the need for extensive hedging. The two periods of market weakness in April and August prompted the Fund to reduce risk and increase hedging positions to protect capital. However, these defensive measures were promptly reversed as the market resumed its upward trajectory.

The Fund delivered a net return of 30.14% over the trailing year, capturing 83% of the S&P 500's 36.35% gross total return.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Persimmon Long/Short Fund Class I
S&P 500® Index
HFRX Equity Hedge Index
$40,000
$32,000
$24,000
$16,000
$8,000
$35,098
$16,963
$14,095
Sep-2014
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024

	Persimmon Long/Short Fund Class I	S&P 500® Index	HFRX Equity Hedge Index
Sep-2014	$10,000	$10,000	$10,000
Sep-2015	$10,226	$9,939	$9,705
Sep-2016	$10,224	$11,472	$9,718
Sep-2017	$11,031	$13,607	$10,487
Sep-2018	$11,680	$16,044	$10,675
Sep-2019	$10,895	$16,727	$10,526
Sep-2020	$11,491	$19,260	$10,484
Sep-2021	$12,947	$25,040	$12,344
Sep-2022	$12,126	$21,165	$12,064
Sep-2023	$13,034	$25,741	$12,658
Sep-2024	$16,963	$35,098	$14,095

Average Annual Total Returns

	1 Year	5 Years	10 Years
Persimmon Long/Short Fund Class I	30.14%	9.26%	5.43%
HFRX Equity Hedge Index	11.35%	6.01%	3.49%
S&P 500® Index	36.35%	15.98%	13.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$41,927,487
Number of Portfolio Holdings	380
Advisory Fee	$485,368
Portfolio Turnover	449%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.5%
Money Market Funds	2.1%
Reit	1.4%
Special Case Securities	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 35.4%
Health Care 11.3%
Financials 11.2%
Consumer Discretionary 9.2%
Industrials 8.9%
Communications 6.4%
Consumer Staples 6.1%
Energy 3.9%
Utilities 2.3%
Materials 2.3%
Money Market Funds 2.1%
Real Estate 1.5%
Liabilities in Excess of Other Assets -0.6%

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Real Estate	1.5%
Money Market Funds	2.1%
Materials	2.3%
Utilities	2.3%
Energy	3.9%
Consumer Staples	6.1%
Communications	6.4%
Industrials	8.9%
Consumer Discretionary	9.2%
Financials	11.2%
Health Care	11.3%
Technology	35.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	8.2%
Microsoft Corporation	7.6%
NVIDIA Corporation	5.1%
Amazon.com, Inc.	3.7%
Berkshire Hathaway, Inc., Class B	2.3%
Alphabet, Inc., Class A	2.3%
First American Government Obligations Fund	2.1%
Alphabet, Inc., Class C	2.0%
Broadcom, Inc.	1.7%
Eli Lilly & Company	1.6%

Material Fund Changes

No material changes occurred during the year ended September 30, 2024.

Persimmon Long/Short Fund - Class I (LSEIX)

Annual Shareholder Report - September 30, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.persimmonfunds.com/documents ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093024-LSEIX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1)ii The Registrant’s board of trustees has determined that Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Taylor is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 - $17,250 2023 - $17,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2024 - None 2023 - None

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 – $4,000 2023 – $3,750

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2024 and 2023 respectively.

(e)(1) The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2024 and 2023 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Class I Shares – LSEIX

Annual Financial Statements
September 30, 2024

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5%
	ADVERTISING & MARKETING - 0.1%
383	Interpublic Group of Companies, Inc. (The)	$12,114
230	Omnicom Group, Inc.	23,780
		35,894
	AEROSPACE & DEFENSE - 1.9%
558	Boeing Company (The)(a)	84,838
240	General Dynamics Corporation	72,528
364	Howmet Aerospace, Inc.	36,491
48	Huntington Ingalls Industries, Inc.	12,690
234	L3Harris Technologies, Inc.	55,662
230	Lockheed Martin Corporation	134,449
174	Northrop Grumman Corporation	91,884
1,536	RTX Corporation	186,101
45	Teledyne Technologies, Inc.(a)	19,695
253	Textron, Inc.	22,411
46	TransDigm Group, Inc.	65,648
		782,397
	APPAREL & TEXTILE PRODUCTS - 0.3%
1,239	NIKE, Inc., Class B	109,528
52	Ralph Lauren Corporation	10,081
310	Tapestry, Inc.	14,564
		134,173
	ASSET MANAGEMENT - 0.7%
109	Ameriprise Financial, Inc.	51,209
120	BlackRock, Inc.	113,940
1,157	Charles Schwab Corporation (The)	74,985
264	Franklin Resources, Inc.	5,320
392	Invesco Ltd.	6,884
186	Raymond James Financial, Inc.	22,778
217	T Rowe Price Group, Inc.	23,638
		298,754
	AUTOMOTIVE - 0.3%
235	Aptiv PLC(a)	16,922
198	BorgWarner, Inc.	7,185
3,772	Ford Motor Company	39,832

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	AUTOMOTIVE - 0.3% (Continued)
1,149	General Motors Company	$51,522
		115,461
	BANKING - 3.2%
7,503	Bank of America Corporation	297,719
2,039	Citigroup, Inc.	127,641
442	Citizens Financial Group, Inc.	18,153
147	Comerica, Inc.	8,807
730	Fifth Third Bancorp	31,273
1,082	Huntington Bancshares, Inc.	15,905
2,363	JPMorgan Chase & Company	498,262
1,054	KeyCorporation	17,655
442	PNC Financial Services Group, Inc. (The)	81,704
975	Regions Financial Corporation	22,747
3,798	Wells Fargo & Company	214,549
		1,334,415
	BEVERAGES - 1.4%
3,879	Coca-Cola Company (The)	278,745
162	Constellation Brands, Inc., Class A	41,746
179	Molson Coors Beverage Company, Class B	10,296
790	Monster Beverage Corporation(a)	41,214
1,355	PepsiCo, Inc.	230,418
		602,419
	BIOTECH & PHARMA - 4.9%
1,693	AbbVie, Inc.	334,334
577	Amgen, Inc.	185,915
762	Eli Lilly & Company	675,086
2,102	Johnson & Johnson	340,650
2,403	Merck & Company, Inc.	272,885
80	Regeneron Pharmaceuticals, Inc.(a)	84,099
258	Vertex Pharmaceuticals, Inc.(a)	119,991
359	Zoetis, Inc.	70,141
		2,083,101

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	CABLE & SATELLITE - 0.4%
4,450	Comcast Corporation, Class A	$185,877

	CHEMICALS - 1.6%
224	Air Products and Chemicals, Inc.	66,694
103	Albemarle Corporation	9,755
92	Avery Dennison Corporation	20,310
119	Celanese Corporation	16,179
239	CF Industries Holdings, Inc.	20,506
764	Corteva, Inc.	44,916
723	Dow, Inc.	39,497
676	DuPont de Nemours, Inc.	60,238
126	Eastman Chemical Company	14,106
506	Linde plc	241,292
228	LyondellBasell Industries N.V., Class A	21,865
362	Mosaic Company (The)	9,694
241	PPG Industries, Inc.	31,923
252	Sherwin-Williams Company (The)	96,181
		693,156
	COMMERCIAL SUPPORT SERVICES - 0.5%
296	Cintas Corporation	60,940
211	Republic Services, Inc.	42,377
114	Robert Half International, Inc.	7,685
210	Rollins, Inc.	10,622
410	Waste Management, Inc.	85,116
		206,740
	CONSTRUCTION MATERIALS - 0.2%
67	Martin Marietta Materials, Inc.	36,063
143	Vulcan Materials Company	35,811
		71,874
	CONTAINERS & PACKAGING - 0.2%
1,530	Amcor PLC	17,335
392	International Paper Company	19,149
94	Packaging Corporation of America	20,248

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	CONTAINERS & PACKAGING - 0.2% (Continued)
314	Smurfit WestRock plc	$15,518
		72,250
	DATA CENTER REIT - 0.3%
206	Digital Realty Trust, Inc.	33,337
82	Equinix, Inc.	72,787
		106,124
	DIVERSIFIED INDUSTRIALS - 1.6%
151	Dover Corporation	28,953
364	Eaton Corporation PLC	120,644
611	Emerson Electric Company	66,825
1,155	General Electric Company	217,809
728	Honeywell International, Inc.	150,485
296	Illinois Tool Works, Inc.	77,573
154	Pentair PLC	15,060
		677,349
	E-COMMERCE DISCRETIONARY - 3.7%
8,300	Amazon.com, Inc.(a) (d)	1,546,540
740	eBay, Inc.	48,181
		1,594,721
	ELECTRIC UTILITIES - 2.2%
691	AES Corporation (The)	13,861
279	Alliant Energy Corporation	16,933
277	Ameren Corporation	24,226
540	American Electric Power Company, Inc.	55,404
521	CenterPoint Energy, Inc.	15,328
327	CMS Energy Corporation	23,096
298	Consolidated Edison, Inc.	31,031
341	Constellation Energy Corporation	88,667
204	DTE Energy Company	26,196
685	Duke Energy Corporation	78,981
399	Edison International	34,749
214	Entergy Corporation	28,165
1,024	Exelon Corporation	41,523
621	FirstEnergy Corporation	27,541

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	ELECTRIC UTILITIES - 2.2% (Continued)
1,908	NextEra Energy, Inc.	$161,282
238	NRG Energy, Inc.	21,682
815	PPL Corporation	26,960
561	Public Service Enterprise Group, Inc.	50,047
622	SEMPRA	52,018
1,131	Southern Company (The)	101,993
		919,683
	ELECTRICAL EQUIPMENT - 1.4%
140	A O Smith Corporation	12,576
96	Allegion plc	13,991
218	AMETEK, Inc.	37,433
1,168	Amphenol Corporation, Class A	76,107
729	Carrier Global Corporation	58,677
316	Fortive Corporation	24,942
288	GE Vernova, LLC(a)	73,434
810	Johnson Controls International plc	62,864
193	Keysight Technologies, Inc.(a)	30,673
397	Otis Worldwide Corporation	41,264
103	Rockwell Automation, Inc.	27,651
321	TE Connectivity plc	48,468
249	Trane Technologies PLC	96,795
		604,875
	ENGINEERING & CONSTRUCTION - 0.2%
134	Jacobs Solutions, Inc.	17,541
155	Quanta Services, Inc.	46,213
		63,754
	ENTERTAINMENT CONTENT - 0.2%
319	Electronic Arts, Inc.	45,757
339	Fox Corporation, Class A	14,350
154	Fox Corporation - Class B, CLASS B	5,975
122	Take-Two Interactive Software, Inc.(a)	18,753
		84,835
	FOOD - 0.6%
524	Conagra Brands, Inc.	17,040

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	FOOD - 0.6% (Continued)
649	General Mills, Inc.	$47,929
168	Hershey Company (The)	32,219
269	Kellanova	21,711
635	Kraft Heinz Company (The)	22,295
139	Lamb Weston Holdings, Inc.	8,999
1,397	Mondelez International, Inc., A	102,917
		253,110
	GAS & WATER UTILITIES - 0.1%
201	American Water Works Company, Inc.	29,394
132	Atmos Energy Corporation	18,310
372	NiSource, Inc.	12,890
		60,594
	HEALTH CARE FACILITIES & SERVICES - 3.0%
291	Cardinal Health, Inc.	32,161
157	Cencora, Inc.	35,338
657	Centene Corporation(a)	49,459
325	Cigna Group (The)	112,592
1,386	CVS Health Corporation	87,152
88	DaVita, Inc.(a)	14,426
252	Elevance Health, Inc.	131,039
257	HCA Healthcare, Inc.	104,453
142	Henry Schein, Inc.(a)	10,352
135	Humana, Inc.	42,760
174	IQVIA Holdings, Inc.(a)	41,233
95	Labcorp Holdings, Inc.	21,231
190	McKesson Corporation	93,940
130	Quest Diagnostics, Inc.	20,183
738	UnitedHealth Group, Inc.	431,493
76	Universal Health Services, Inc., Class B	17,405
		1,245,217
	HEALTH CARE REIT - 0.2%
373	Ventas, Inc.	23,920
410	Welltower, Inc.	52,492
		76,412

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	HOME CONSTRUCTION - 0.5%
274	DR Horton, Inc.	$52,271
287	Lennar Corporation, Class A	53,807
287	Masco Corporation	24,091
3	NVR, Inc.(a)	29,435
213	PulteGroup, Inc.	30,572
		190,176
	HOTEL REITS - 0.0%(b)
699	Host Hotels & Resorts, Inc.	12,302

	HOUSEHOLD PRODUCTS - 1.3%
272	Church & Dwight Company, Inc.	28,484
826	Colgate-Palmolive Company	85,747
2,385	Procter & Gamble Company (The)	413,082
		527,313
	INDUSTRIAL REIT - 0.3%
866	Prologis, Inc.	109,359

	INDUSTRIAL SUPPORT SERVICES - 0.3%
550	Fastenal Company	39,281
66	United Rentals, Inc.	53,442
41	WW Grainger, Inc.	42,591
		135,314
	INSTITUTIONAL FINANCIAL SERVICES - 1.6%
922	Bank of New York Mellon Corporation (The)	66,255
118	Cboe Global Markets, Inc.	24,175
387	CME Group, Inc.	85,392
326	Goldman Sachs Group, Inc. (The)	161,406
588	Intercontinental Exchange, Inc.	94,456
1,418	Morgan Stanley	147,812
351	Nasdaq, Inc.	25,627
231	Northern Trust Corporation	20,797
384	State Street Corporation	33,972
		659,892

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	INSURANCE - 5.0%
795	Aflac, Inc.	$88,881
356	Allstate Corporation (The)	67,515
753	American International Group, Inc.	55,142
220	Aon PLC, Class A	76,118
164	Arthur J Gallagher & Company	46,145
67	Assurant, Inc.	13,324
2,072	Berkshire Hathaway, Inc., Class B(a)	953,658
464	Chubb Ltd.	133,813
237	Cincinnati Financial Corporation	32,260
38	Everest Re Group Ltd.	14,890
111	Globe Life, Inc.	11,756
396	Hartford Financial Services Group, Inc. (The)	46,574
259	Loews Corporation	20,474
532	Marsh & McLennan Companies, Inc.	118,684
806	MetLife, Inc.	66,479
227	Principal Financial Group, Inc.	19,499
652	Progressive Corporation (The)	165,452
407	Prudential Financial, Inc.	49,288
293	Travelers Companies, Inc. (The)	68,597
328	W R Berkley Corporation	18,607
134	Willis Towers Watson PLC	39,467
		2,106,623
	INTERNET MEDIA & SERVICES - 5.5%
5,680	Alphabet, Inc., Class A (d)	942,028
4,960	Alphabet, Inc., Class C (d)	829,262
41	Booking Holdings, Inc.	172,697
121	Expedia Group, Inc.(a)	17,910
463	Netflix, Inc.(a)	328,392
		2,290,289
	LEISURE FACILITIES & SERVICES - 1.7%
369	Carnival Corporation(a)	6,819
1,150	Chipotle Mexican Grill, Inc.(a)	66,263
113	Darden Restaurants, Inc.	18,547
38	Domino’s Pizza, Inc.	16,345

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	LEISURE FACILITIES & SERVICES - 1.7% (Continued)
284	Hilton Worldwide Holdings, Inc.	$65,462
127	Live Nation Entertainment, Inc.(a)	13,905
258	Marriott International, Inc., Class A	64,139
707	McDonald’s Corporation	215,288
475	MGM Resorts International(a)	18,568
210	Norwegian Cruise Line Holdings Ltd.(a)	4,307
166	Royal Caribbean Cruises Ltd.	29,442
1,246	Starbucks Corporation	121,473
92	Wynn Resorts Ltd.	8,821
319	Yum! Brands, Inc.	44,567
		693,946
	MACHINERY - 1.3%
581	Caterpillar, Inc.	227,240
323	Deere & Company	134,798
73	IDEX Corporation	15,659
342	Ingersoll Rand, Inc.	33,571
109	Parker-Hannifin Corporation	68,868
51	Snap-on, Inc.	14,775
205	Veralto Corporation	22,931
186	Xylem, Inc.	25,116
		542,958
	MEDICAL EQUIPMENT & DEVICES - 3.3%
1,715	Abbott Laboratories	195,527
44	ABIOMED, Inc. - CVR(a)	—
299	Agilent Technologies, Inc.	44,396
1,472	Boston Scientific Corporation(a)	123,354
192	Cooper Companies, Inc. (The)(a)	21,185
615	Danaher Corporation	170,982
376	DexCom, Inc.(a)	25,207
681	Edwards Lifesciences Corporation(a)	44,939
385	GE HealthCare Technologies, Inc.	36,132
249	Hologic, Inc.(a)	20,284
79	IDEXX Laboratories, Inc.(a)	39,912
342	Intuitive Surgical, Inc.(a)	168,014

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 3.3% (Continued)
23	Mettler-Toledo International, Inc.(a)	$34,493
139	ResMed, Inc.	33,933
83	STERIS plc	20,131
335	Stryker Corporation	121,022
395	Thermo Fisher Scientific, Inc.	244,336
61	Waters Corporation(a)	21,953
74	West Pharmaceutical Services, Inc.	22,212
		1,388,012
	METALS & MINING - 0.2%
1,337	Freeport-McMoRan, Inc.	66,743

	OIL & GAS PRODUCERS - 3.6%
372	APA Corporation	9,099
1,850	Chevron Corporation	272,449
1,271	ConocoPhillips	133,811
411	Coterra Energy, Inc.	9,843
376	Devon Energy Corporation	14,709
160	Diamondback Energy, Inc.	27,584
573	EOG Resources, Inc.	70,439
4,798	Exxon Mobil Corporation	562,421
270	Hess Corporation	36,666
777	Marathon Oil Corporation	20,692
637	Marathon Petroleum Corporation	103,774
850	Occidental Petroleum Corporation	43,809
436	ONEOK, Inc.	39,733
424	Phillips 66	55,735
398	Valero Energy Corporation	53,742
1,200	Williams Companies, Inc. (The)	54,780
		1,509,286
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
649	Baker Hughes Company	23,461
865	Halliburton Company	25,128
1,377	Schlumberger N.V.	57,766
		106,355

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	PUBLISHING & BROADCASTING - 0.0%(b)
306	News Corporation, Class A	$8,149
101	News Corporation, Class B	2,823
		10,972
	REAL ESTATE INVESTMENT TRUSTS - 0.1%
137	AvalonBay Communities, Inc.	30,859
425	Kimco Realty Corporation	9,869
		40,728
	REAL ESTATE SERVICES - 0.1%
330	CBRE Group, Inc., Class A(a)	41,078

	RESIDENTIAL REIT - 0.1%
334	Equity Residential	24,870
64	Essex Property Trust, Inc.	18,907
117	Mid-America Apartment Communities, Inc.	18,591
		62,368
	RETAIL - CONSUMER STAPLES - 1.9%
392	Costco Wholesale Corporation	347,516
247	Dollar Tree, Inc.(a)	17,369
900	Kroger Company (The)	51,570
455	Target Corporation	70,916
3,789	Walmart, Inc.	305,962
		793,333
	RETAIL - DISCRETIONARY - 2.6%
23	AutoZone, Inc.(a)	72,451
216	Bath & Body Works, Inc.	6,895
213	Best Buy Company, Inc.	22,003
149	Genuine Parts Company	20,812
1,006	Home Depot, Inc. (The)	407,630
767	Lowe’s Companies, Inc.	207,742
75	O’Reilly Automotive, Inc.(a)	86,370
356	Ross Stores, Inc.	53,582
1,188	TJX Companies, Inc. (The)	139,638
114	Tractor Supply Company	33,166

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	RETAIL - DISCRETIONARY - 2.6% (Continued)
61	Ulta Beauty, Inc.(a)	$23,736
		1,074,025
	RETAIL REIT - 0.1%
69	Federal Realty Investment Trust	7,933
155	Regency Centers Corporation	11,196
323	Simon Property Group, Inc.	54,593
		73,722
	SELF-STORAGE REIT - 0.2%
123	Extra Space Storage, Inc.	22,163
151	Public Storage	54,944
		77,107
	SEMICONDUCTORS - 9.7%
909	Advanced Micro Devices, Inc.(a)	149,149
531	Analog Devices, Inc.	122,220
984	Applied Materials, Inc.	198,817
4,100	Broadcom, Inc.	707,250
153	KLA Corporation	118,485
135	Lam Research Corporation	110,171
432	Microchip Technology, Inc.	34,685
942	Micron Technology, Inc.	97,695
17,560	NVIDIA Corporation	2,132,487
1,140	QUALCOMM, Inc.	193,857
899	Texas Instruments, Inc.	185,706
		4,050,522
	SOFTWARE - 11.3%
441	Adobe, Inc.(a)	228,341
150	Akamai Technologies, Inc.(a)	15,143
83	ANSYS, Inc.(a)	26,446
224	Autodesk, Inc.(a)	61,708
261	Cadence Design Systems, Inc.(a)	70,739
650	Fortinet, Inc.(a)	50,408
581	Gen Digital, Inc.	15,937
246	Intuit, Inc.	152,766
7,444	Microsoft Corporation (d)	3,203,152

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	SOFTWARE - 11.3% (Continued)
2,082	Oracle Corporation	$354,772
95	Roper Technologies, Inc.	52,862
771	Salesforce, Inc.	211,030
169	ServiceNow, Inc.(a)	151,152
135	Synopsys, Inc.(a)	68,363
40	Tyler Technologies, Inc.(a)	23,349
		4,686,168
	SPECIALTY FINANCE - 0.7%
643	American Express Company	174,381
431	Capital One Financial Corporation	64,534
286	Discover Financial Services	40,123
541	Synchrony Financial	26,985
		306,023
	SPECIALTY REITS - 0.1%
316	Iron Mountain, Inc.	37,550

	STEEL - 0.1%
304	Nucor Corporation	45,703

	TECHNOLOGY HARDWARE - 9.6%
14,818	Apple, Inc. (d)	3,452,595
204	Arista Networks, Inc.(a)	78,299
4,461	Cisco Systems, Inc.	237,415
61	F5, Inc.(a)	13,432
149	Garmin Ltd.	26,228
1,288	Hewlett Packard Enterprise Company	26,352
1,352	HP, Inc.	48,496
342	Juniper Networks, Inc.	13,331
161	Motorola Solutions, Inc.	72,390
217	NetApp, Inc.	26,802
217	Seagate Technology Holdings PLC	23,768
302	Western Digital Corporation(a)	20,624
		4,039,732

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	TECHNOLOGY SERVICES - 4.9%
643	Accenture PLC, Class A - ADR	$227,288
134	Amentum Holdings, Inc.(a)	4,322
435	Automatic Data Processing, Inc.	120,378
115	Broadridge Financial Solutions, Inc.	24,728
142	CDW Corporation	32,135
114	Equifax, Inc.	33,500
568	Fiserv, Inc.(a)	102,041
88	Gartner, Inc.(a)	44,595
897	International Business Machines Corporation	198,309
80	Jack Henry & Associates, Inc.	14,123
124	Leidos Holdings, Inc.	20,212
855	Mastercard, Inc., Class A	422,199
166	Moody’s Corporation	78,782
83	MSCI, Inc.	48,383
311	Paychex, Inc.	41,733
293	S&P Global, Inc.	151,370
170	Verisk Analytics, Inc.	45,553
1,637	Visa, Inc., Class A	450,092
		2,059,743
	TELECOMMUNICATIONS - 0.2%
424	T-Mobile US, Inc.	87,497

	TOBACCO & CANNABIS - 0.7%
1,895	Altria Group, Inc.	96,721
1,586	Philip Morris International, Inc.	192,540
		289,261
	TRANSPORTATION & LOGISTICS - 1.4%
442	American Airlines Group, Inc.(a)	4,968
134	CH Robinson Worldwide, Inc.	14,790
2,331	CSX Corporation	80,489
620	Delta Air Lines, Inc.	31,490
179	Expeditors International of Washington, Inc.	23,521
221	FedEx Corporation	60,483
89	JB Hunt Transport Services, Inc.	15,337

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

Shares		Fair Value
	COMMON STOCKS — 98.5% (Continued)
	TRANSPORTATION & LOGISTICS - 1.4% (Continued)
253	Norfolk Southern Corporation	$62,871
188	Old Dominion Freight Line, Inc.	37,344
646	Union Pacific Corporation	159,226
244	United Airlines Holdings, Inc.(a)	13,923
706	United Parcel Service, Inc., B	96,256
		600,698
	TRANSPORTATION EQUIPMENT - 0.3%
149	Cummins, Inc.	48,245
534	PACCAR, Inc.	52,695
178	Westinghouse Air Brake Technologies Corporation	32,355
		133,295
	WHOLESALE - CONSUMER STAPLES - 0.2%
612	Archer-Daniels-Midland Company	36,561
526	Sysco Corporation	41,059
		77,620
	WHOLESALE - DISCRETIONARY - 0.1%
704	Copart, Inc.(a)	36,889
268	LKQ Corporation	10,699
39	Pool Corporation	14,695
		62,283

	TOTAL COMMON STOCKS (Cost $18,350,123)	41,291,181

	SHORT-TERM INVESTMENT — 2.1%
	MONEY MARKET FUND - 2.1%
882,314	First American Government Obligations Fund, Class X, 4.82% (Cost $882,314)(c)	882,314

	TOTAL INVESTMENTS - 100.6% (Cost $19,232,437)	$42,173,495
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%	(246,008)
	NET ASSETS - 100.0%	$41,927,487

See accompanying notes to financial statements.

PERSIMMON LONG/SHORT FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2024

LLC	- Limited Liability Company

LTD	- Limited Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Percentage rounds to less than 0.1%.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2024.

(d)	Securities held at broker to use as collateral for future derivative investments. As of September 30, 2024 securities had a market value of $9,973,577.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2024

ASSETS
Investment securities:
At cost	$19,232,437
At fair value	42,173,495
Dividends and Interest receivable	23,656
Prepaid expenses and other assets	11,892
TOTAL ASSETS	42,209,043

LIABILITIES
Due to broker	199,734
Investment advisory fees payable, net	42,124
Fees payable to other affiliates	17,300
Accrued expenses and other liabilities	22,398
TOTAL LIABILITIES	281,556
NET ASSETS	$41,927,487

Composition of Net Assets:
Paid in capital	$22,714,110
Accumulated earnings	19,213,377
NET ASSETS	$41,927,487

Net Asset Value Per Share:
Class I Shares:
Net Assets	$41,927,487
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,704,164
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$15.50

(a)	The Fund will impose a 1.00% redemption fee for any redemptions of Fund shares occurring within 60 days of purchase.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2024

INVESTMENT INCOME
Dividends	$548,466
Interest	53,012
Less: Foreign withholding taxes	10
TOTAL INVESTMENT INCOME	601,488

EXPENSES
Advisory fees	485,368
Administrative services fees	83,518
Transfer agent fees	28,517
Compliance officer fees	26,871
Accounting services fees	25,905
Audit fees	21,458
Legal fees	19,927
Trustees fees and expenses	15,188
Registration fees	14,645
Printing and postage expenses	8,834
Custodian fees	6,948
Insurance expense	2,953
Dividend expense on short sales	953
Third party administrative service fees	891
Other expenses	5,217
TOTAL EXPENSES	747,193

NET INVESTMENT LOSS	(145,705)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(620,070)
Futures contracts	899,592
Net Realized Gain	279,522

Net change in unrealized appreciation (depreciation) on:
Investments	10,589,047
Futures contracts	(590,250)
Net Change in Unrealized Appreciation	9,998,797

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	10,278,319

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$10,132,614

See accompanying notes to financial statements.

Persimmon Long/Short Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2024	September 30, 2023
FROM OPERATIONS
Net investment loss	$(145,705)	$(162,603)
Net realized gain (loss) on investments and futures contracts and foreign currency transactions	279,522	(1,944,899)
Net change in unrealized appreciation on investments and futures contracts	9,998,797	4,831,084
Net increase in net assets resulting from operations	10,132,614	2,723,582

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	723,912	1,113,794
Payments for shares redeemed:
Class I	(3,626,156)	(7,358,496)
Net decrease from shares of beneficial interest transactions	(2,902,244)	(6,244,702)

NET INCREASE (DECREASE) IN NET ASSETS	7,230,370	(3,521,120)

NET ASSETS
Beginning of Year	34,697,117	38,218,237
End of Year	$41,927,487	$34,697,117

SHARE ACTIVITY

Class I:
Shares Sold	54,376	94,005
Shares Redeemed	(263,829)	(628,631)
Net decrease in shares of beneficial interest outstanding	(209,453)	(534,626)

See accompanying notes to financial statements.

Persimmon Long/Short Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended	Year Ended	Year Ended		Year Ended		Year Ended
	September 30, 2024	September 30, 2023	September 30, 2022		September 30, 2021		September 30, 2020
Net asset value, beginning of year	$11.91	$11.08	$11.82		$10.50		$10.08
Income (loss) from investment operations:
Net investment loss (1)	(0.05)	(0.05)	(0.06)		(0.08)		(0.10)
Net realized and unrealized gain (2)	3.64	0.88	(0.68)		1.40		0.64
Total from investment operations	3.59	0.83	(0.74)		1.32		0.54
Less distributions from:
Net realized gains	—	—	—		—		(0.12)
Total distributions	—	—	—		—		(0.12)
Net asset value, end of year	$15.50	$11.91	$11.08		$11.82		$10.50
Total return (3)	30.14%	7.49%	(6.26	)% (8)	12.57	% (8)	5.47%
Net assets, at end of year (000s)	$41,927	$34,697	$38,218		$37,378		$33,275
Ratios/Supplemental Data:
Ratio of gross expenses to average net assets before fee waiver/recapture (4)(6)(7)	1.92%	2.09%	1.91%		2.07%		2.44%
Ratio of net expenses to average net assets after fee waiver/recapture (6)(7)	1.92%	2.09%	1.91%		2.15%		2.57%
Ratio of net investment loss to average net assets before fee waiver/recapture (5)(7)	(0.38)%	(0.44)%	(0.47)%		(0.62)%		(0.85)%
Ratio of net investment loss to average net assets after fee waiver/recapture (5)(7)	(0.38)%	(0.44)%	(0.47)%		(0.70)%		(0.98)%
Portfolio Turnover Rate	449%	0%	0%		6%		227%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Realized and unrealized gains (loss) per share in this caption are balancing amounts necessary to reconcile the change in net assets value per share for the period, and may not reconcile with aggregate gains and losses in the Statement of Operations due to timing of share transactions during the year.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions, if any. Total returns would have been lower absent the fee waiver.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or fees recaptured by the advisor.

(5)	Recognition of net investment loss by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Excluding interest expense and dividends on securities sold short, the following ratios would have been:

Gross expenses to average net assets	1.92%	1.93%	1.82%	2.01%	2.36%
Net expenses to average net assets	1.92%	1.93%	1.82%	2.09%	2.49%

(7)	Ratio does not include the expenses of other investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2024

1.	ORGANIZATION

The Persimmon Long/Short Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on December 31, 2012. The Fund seeks long-term capital appreciation.

The Fund offers Class I shares. Effective May 25, 2016, sales and operations of Class A shares of the Fund were suspended. A principal of the investment advisor solely held the Class A shares for the period from October 1, 2015 to May 25, 2016. The Fund may recommence offering and operation of Class A shares of the Fund in the future. Class I shares of the Fund are sold at Net Asset Value (“NAV”) without an initial sales charge and are not subject to 12b-1 distribution fees. Class I shares are subject to a 1.00% redemption fee on redemptions made within 60 days of the original purchase.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

All investments in securities are recorded at their estimated fair values. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period ended. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies,” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Option contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between- the current bid and ask prices on the valuation date. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase may be valued at amortized cost, which approximates fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the advisor as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENT (Continued)
September 30, 2024

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid invsestments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (i.e., the exit price at the measurement date). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under U.S. GAAP are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access at the measurement date.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available and may require significant management judgment or estimation.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENT (Continued)
September 30, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2024 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stocks	$41,291,181	$—	$—	$41,291,181
Short-Term Investment	882,314	—	—	882,314
Total	$42,173,495	$—	$—	$42,173,495

*	Refer to the Schedule of Investments for industry classification.

The Fund did not hold any Level 2 and Level 3 securities during the year. The were no transfers between levels during the year.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions – The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss. Conversely, if the price declines upon replacing the borrowed security, the Fund will realize a gain.

Option Transactions – Options are derivative financial instruments that give the buyer, in exchange for a premium payment, the right, but not the obligation, to either purchase from (call option) or sell to (put option) the writer a specified underlying instrument at a specified price on or before a specified date. The Fund enters into option contracts to meet the requirements of its trading activities.

The risk in writing a call option is that the Fund may incur a loss if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENT (Continued)
September 30, 2024

the options at a profit. The Fund may purchase call options as a temporary substitute for the purchase of individual securities, which then could be purchased in orderly fashion. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favourable to the Fund, the benefits realized by the Fund as a result of such favourable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. The Fund did not trade any options during the period October 1, 2023, through September 30, 2024.

Due to Broker – The Fund, as of September 30, 2024, has $(199,734) due to the prime broker representing amounts owed based on the timing of investment transaction settlements. Withdrawal of these amounts is restricted based on the level of short trading in the Fund.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code, as amended, that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for open tax years 2021-2023 or expected to be taken in the Fund’s 2024 returns. The Fund identifies its major tax jurisdictions as U.S. federal, Ohio, and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the year ended ended September 30, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short sales and short-term investments amounted to $157,061,155 and $154,622,185 respectively.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENT (Continued)
September 30, 2024

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The derivative instruments outstanding, as of September 30, 2024 as disclosed in the Schedule of Investments and Statement of Assets and Liabilities, and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period, as disclosed in the Statement of Operations, serve as indicators of the volume of derivative activity for the Fund.

There were no open derivative investments as of the year ended September 30, 2024.

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the year ended September 30, 2024:

Derivative Investment Type	Location of Gain/Loss on Derivative
Equity	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s derivative investments activity recognized in the Statement of Operations categorized by primary risk exposure for the year ended September 30, 2024:

			Change in unrealized
		Realized gain on	depreciation on futures
Derivative Investment Type	Primary Risk Exposure	futures contracts	contracts
Future contracts	Equity	$899,592	$(590,250)

There were no offsetting arrangements as of September 30, 2024.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Dakota Wealth Management, LLC. serves as the Fund’s investment advisor (the “Advisor”). Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee computed and accrued daily and paid monthly, at an annual rate of 1.25% of the average daily net assets. For the year ended September 30, 2024, the advisory fees incurred by the Fund amounted to $485,368.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least February 1, 2025, to ensure that Total Annual Fund Operating Expenses ((exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses; borrowing costs ((such as interest and dividend expenses on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses (such as litigation expenses, which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the Advisor)) will not exceed 1.99% of the daily average net assets attributable to Class I shares. The Advisor may seek reimbursement only for fees waived or expenses paid by it during the prior three years; provided, however, that such fees and expenses may only be reimbursed to the extent they were waived or paid after the date of the waiver agreement (or any similar agreement) . Reimbursements will only be sought if total expenses remain below the expense’s limitation in place now or at the time of waiver or reimbursement. The Board may terminate this expense reimbursement arrangement at any time. For the year ended September 30, 2024, the Advisor did not recapture or reimburse any expenses. There are no future amounts eligible for recapture in future periods.

Northern Lights Distributors, LLC (the “Distributor) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s Class I shares. During the year ended September 30, 2024, the Distributor did not receive any underwriting commissions for sales of Class I shares.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENT (Continued)
September 30, 2024

In addition, certain affiliates of the Distributor provide ancillary services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”)

UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of UFS and the Distributor, provides a chief compliance officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”)

Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at September 30, 2024, are as follows:

Cost for Federal Tax purposes	$19,346,753

Unrealized Appreciation	22,981,955
Unrealized Depreciation	(155,213)
Tax Net Unrealized Appreciation	$22,826,742

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the years ended September 30, 2024 and September 30, 2023 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2024	September 30, 2023
Ordinary Income	$—	$—
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$—	$—

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(916,087)	$(2,697,278)	$—	$22,826,742	$19,213,377

The difference between book basis and tax basis accumulated net investment losses, accumulated net realized gain (loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for real estate investment trusts and C-Corporation return of capital distributions.

Persimmon Long/Short Fund
NOTES TO FINANCIAL STATEMENT (Continued)
September 30, 2024

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $80,292.

Capital losses incurred after September 30 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $835,795.

At September 30, 2024, the Fund had capital loss carry forwards (“CLCF”) for federal income tax purposes available to offset future capital gains, as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total	CLCF Utilized
$1,575,150	$1,122,128	$2,697,278	$—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and tax adjustments for prior year tax returns, resulted in reclassification for the year ended September 30, 2024 as follows:

Accumulated
Paid in Capital	Earnings
$(228,828)	$228,828

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2024, for the benefit of their customers, Pershing was the record owner of 70.68% of the Fund’s outstanding shares and Charles Schwab was the record owner of 29.32% of the Fund’s outstanding shares.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Northern Lights Fund Trust III
and the Shareholders of Persimmon Long/Short Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Persimmon Long/Short Fund (the Fund), including the schedule of investments, as of September 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the related notes to the financial statements (collectively, the financial statements), and the financial highlights for each of the five years in the period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of September 30, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ RSM US LLP

We have served as the auditor of one or more Dakota Wealth management, LLC investment companies since 2017.

Denver, Colorado
November 25, 2024

Persimmon Long/Short Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2024

Renewal of Advisory Agreement – Persimmon Long/Short Fund*

In connection with a meeting held on August 21-22, 2024, the Board, comprised entirely of Trustees who are not “interested persons,” as that term is defined in the 1940 Act, discussed the renewal of the investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Trust, with respect to the Persimmon Long/Short Fund (“Persimmon”). In considering the renewal of the Advisory Agreement, the Board received materials specifically relating to Persimmon and the Advisory Agreement.

The Board relied upon the advice of independent legal counsel and its own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board’s conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Board recognized that the Adviser was founded in 2018 and managed approximately $6 billion in assets providing investment management, investment strategies, financial planning, trust and estate planning, and tax services. The Board reviewed the background information of the key investment personnel responsible for servicing Persimmon taking into consideration their education and financial industry experience with strategy development, hedge funds, and wealth management. The Board acknowledged that the Adviser managed three sub-strategies including an equity strategy, a dynamic hedging strategy, and a tax management strategy. The Board highlighted that the Adviser built risk mitigation into Persimmon’s strategy through the dynamic hedging overlay which was designed to reduce equity volatility by selling exchange traded equity index futures contracts. The Board acknowledged that the Adviser assessed current markets and monitored various risk metrics and other risk characteristics when implementing the hedging overlay. The Board noted the Adviser monitored compliance with Persimmon’s investment limitations by reviewing portfolio reports from the custodian for various concentration exposures and utilized a pre- and post-trade checklist process to ensure accurate execution. The Board observed that the Adviser selected broker-dealers based on best execution criteria. The Board considered the Adviser’s robust cybersecurity protocols and acknowledged that the Adviser did not currently use or plan to use artificial intelligence. The Board noted that the Adviser had reported no cybersecurity incidents, material compliance or litigation issues since the most recent renewal of the Advisory Agreement. The Board concluded that it could expect the Adviser to continue providing satisfactory service to Persimmon and its shareholders.

Performance. The Board observed that Persimmon earned a three-star Morningstar rating and outperformed its peer group and Morningstar category over the 1-year and 3-year periods but underperformed its benchmark over the same periods. The Board further observed that Persimmon underperformed its peer group, Morningstar category and benchmark over the 5-year and since inception periods. The Board recalled that underperformance relative to Persimmon’s benchmark was expected because long-short strategies tended to underperform during bullish periods. The Board discussed that Persimmon’s performance had improved and become more predictable since

Persimmon Long/Short Fund
SUPPLEMENTAL INFORMATION (Unaudited)
September 30, 2024

its strategy change in 2019. The Board concluded that Persimmon’s performance had been satisfactory.

Fees and Expenses. The Board noted that the Persimmon’s advisory fee was lower than the peer group and Morningstar category averages and equal to the peer group and Morningstar category medians. The Board acknowledged that the Persimmon’s net expense ratio was higher than the medians and averages of the peer group and Morningstar category but below the highs of each. The Board recalled that the Adviser justified the higher net expense ratio because Persimmon was smaller compared to its peer group resulting in the fixed expenses representing a larger portion of Persimmon. The Board concluded that the advisory fee charged by the Adviser was not unreasonable.

Economies of Scale. The Board discussed the Persimmon’s size and its prospects for growth, concluding that Persimmon had not yet achieved meaningful economies of scale that would justify the implementation of breakpoints. The Board noted the Adviser’s willingness to consider breakpoints as Persimmon reached a specified level of assets. The Board agreed to monitor and address the issue at the appropriate time.

Profitability. The Board reviewed the Adviser’s profitability analysis and acknowledged that the Adviser had earned a modest profit in connection with its management of Persimmon. The Board concluded that the Adviser’s profitability was not excessive.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and as assisted by the advice of independent counsel, the Board concluded that renewal of the Advisory Agreement was in the best interests of Persimmon and its shareholders.

*	Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of Persimmon.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-233-8300 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)
/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	12/06/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Brian Curley
Brian Curley, Principal Executive Officer/President

Date	12/06/24

By (Signature and Title)
/s/ Rich Gleason
Rich Gleason, Principal Financial Officer/Treasurer

Date	12/06/24